Long-term Debt - Schedule of Notes Payable (Details) - Other Notes Payable [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Notes payable	$ 55.8	$ 39.2
Notes Payable, Real Estate Sale / Leaseback Financing [Member]
Debt Instrument [Line Items]
Notes payable	$ 48.2	$ 28.0
Effective interest rate (percent)	7.50%	11.20%
Notes Payable, 7.8% Acquisition Financing Notes [Member]
Debt Instrument [Line Items]
Notes payable	$ 0.0	$ 1.3
Effective interest rate (percent)	7.80%	7.80%
Notes Payable, LIBOR plus 2.5% Construction Financing [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Notes payable	$ 7.4	$ 9.6
Effective interest rate (percent)	3.10%	2.70%
Spread on variable rate (percent)	2.50%	2.50%
Notes Payable, 6.80% Financing [Member]
Debt Instrument [Line Items]
Notes payable	$ 0.2	$ 0.3
Effective interest rate (percent)	6.80%	6.80%